Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

The following table sets forth required disclosures regarding our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

These required disclosures include a figure labeled “Compensation Actually Paid” (or “CAP”), which is calculated pursuant to SEC disclosure requirements. While CAP includes some compensation elements that are actually paid by the Company and received by the NEOs (namely, base salary and AIP payments), CAP includes amounts that the Company did not actually pay to the NEOs in the fiscal years below and that the NEOs did not receive from the Company. As such, CAP is not equivalent to realized pay.

The Compensation Committee did not consider these disclosures in evaluating compensation decisions in any year shown. For a fulsome discussion of how the Compensation Committee does seek to align executive pay with Company performance when making compensation decisions, please refer to “The Compensation Decision Making Process” and “Executive Compensation Program” in the CD&A.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment based on(3):		Net Income ($ Thousands)	EBITDA(4) ($ Thousands)
					TSR ($)	Peer Group TSR ($)
2021	3,639,862	11,391,348	1,091,141	2,199,938	$208.17	$170.59	$40,099	$91,329
2022	17,043,097	12,476,830	1,506,616	945,584	$181.33	$167.90	$67,319	$133,323
2023	4,276,487	9,398,207	1,426,777	2,102,263	$214.23	$174.52	$96,574	$174,067

(1)	The individuals comprising the PEO and Non-PEO NEOs for each year presented are listed below:

	2023	2022	2021
PEO: Non-PEO NEOs:	Joseph Armes James Perry Donal Sullivan Luke Alverson Danielle Garde	Joseph Armes James Perry Donal Sullivan Luke Alverson	Joseph Armes James Perry Donal Sullivan Craig Foster Luke Alverson Gregg Branning

(2)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. To calculate CAP for the PEO and Non-PEO NEOs, the following adjustments were made to the Summary Compensation Table (“SCT”) Total in accordance with SEC methodology:

	2023		2022		2021
Year	PEO	Non-PEO NEO Avg.	PEO	Non-PEO NEO Avg.	PEO	Non-PEO NEO Avg.
SCT Total	4,276,487	1,426,777	17,043,097	1,506,616	3,639,862	1,091,141
Less: Change in Actuarial Value of Pension Plan Value	13,961	–	6,486	–	(4,664)	–
Less: GDFV of Equity Awards Reported in SCT Total Compensation	(2,251,035)	(661,237)	(15,314,974)	(726,354)	(1,775,967)	(420,831)
Plus: Year End Fair Value of Equity Awards Granted in Covered Year	2,982,181	866,910	12,266,848	593,743	3,980,706	963,571
Change in Fair Value of Equity Awards that Vested in Covered Year	(65,768)	(5,276)	(22,956)	(5,535)	6,190	(2,527)
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	4,470,303	475,088	(1,498,186)	(422,887)	5,545,221	568,584
Calculated CAP	9,398,207	2,102,263	12,476,830	945,584	11,391,348	2,199,938

The above equity award values are calculated in accordance with FASB ASC Topic 718.
(3)	The Peer Group TSR set forth in this table utilizes a custom peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2023. The comparison assumes $100 was invested for the period starting April 1, 2020, through March 31 of the listed year in each of the Company and in the custom peer group, respectively.
(4)	We determined EBITDA to be the most important financial performance measure used to link Company performance to the calculated CAPs of our PEO and Non-PEO NEOs in fiscal 2023. This performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2022, and we may determine a different financial performance measure to be the most important financial performance measure in future years. EBITDA is defined for purposes of the AIP as set forth above in the “Compensation Discussion and Analysis” section. See Exhibit A for GAAP reconciliation information.

Company Selected Measure Name		EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	The individuals comprising the PEO and Non-PEO NEOs for each year presented are listed below:

	2023	2022	2021
PEO: Non-PEO NEOs:	Joseph Armes James Perry Donal Sullivan Luke Alverson Danielle Garde	Joseph Armes James Perry Donal Sullivan Luke Alverson	Joseph Armes James Perry Donal Sullivan Craig Foster Luke Alverson Gregg Branning

Changed Peer Group, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes a custom peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2023. The comparison assumes $100 was invested for the period starting April 1, 2020, through March 31 of the listed year in each of the Company and in the custom peer group, respectively.
PEO Total Compensation Amount	[1]	$ 4,276,487	$ 17,043,097	$ 3,639,862
PEO Actually Paid Compensation Amount	[1]	$ 9,398,207	12,476,830	11,391,348
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. To calculate CAP for the PEO and Non-PEO NEOs, the following adjustments were made to the Summary Compensation Table (“SCT”) Total in accordance with SEC methodology:

	2023		2022		2021
Year	PEO	Non-PEO NEO Avg.	PEO	Non-PEO NEO Avg.	PEO	Non-PEO NEO Avg.
SCT Total	4,276,487	1,426,777	17,043,097	1,506,616	3,639,862	1,091,141
Less: Change in Actuarial Value of Pension Plan Value	13,961	–	6,486	–	(4,664)	–
Less: GDFV of Equity Awards Reported in SCT Total Compensation	(2,251,035)	(661,237)	(15,314,974)	(726,354)	(1,775,967)	(420,831)
Plus: Year End Fair Value of Equity Awards Granted in Covered Year	2,982,181	866,910	12,266,848	593,743	3,980,706	963,571
Change in Fair Value of Equity Awards that Vested in Covered Year	(65,768)	(5,276)	(22,956)	(5,535)	6,190	(2,527)
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	4,470,303	475,088	(1,498,186)	(422,887)	5,545,221	568,584
Calculated CAP	9,398,207	2,102,263	12,476,830	945,584	11,391,348	2,199,938

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,426,777	1,506,616	1,091,141
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 2,102,263	945,584	2,199,938
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. To calculate CAP for the PEO and Non-PEO NEOs, the following adjustments were made to the Summary Compensation Table (“SCT”) Total in accordance with SEC methodology:

	2023		2022		2021
Year	PEO	Non-PEO NEO Avg.	PEO	Non-PEO NEO Avg.	PEO	Non-PEO NEO Avg.
SCT Total	4,276,487	1,426,777	17,043,097	1,506,616	3,639,862	1,091,141
Less: Change in Actuarial Value of Pension Plan Value	13,961	–	6,486	–	(4,664)	–
Less: GDFV of Equity Awards Reported in SCT Total Compensation	(2,251,035)	(661,237)	(15,314,974)	(726,354)	(1,775,967)	(420,831)
Plus: Year End Fair Value of Equity Awards Granted in Covered Year	2,982,181	866,910	12,266,848	593,743	3,980,706	963,571
Change in Fair Value of Equity Awards that Vested in Covered Year	(65,768)	(5,276)	(22,956)	(5,535)	6,190	(2,527)
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	4,470,303	475,088	(1,498,186)	(422,887)	5,545,221	568,584
Calculated CAP	9,398,207	2,102,263	12,476,830	945,584	11,391,348	2,199,938

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between the CAP calculation of our PEO, the average CAP of our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between the calculated CAP of our PEO, the average CAP of our other NEOs, and the Company’s Net Income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between the calculated CAP of our PEO, the average CAP of our other NEOs, and the Company’s EBITDA over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart compares the Company’s TSR over the last three completed fiscal years to that of the Peer Group over the same period.

Tabular List [Table Text Block]

The following table presents the financial performance measures that the Company considers to have been the most important in linking the CAP of our PEO and other NEOs for fiscal 2023 to Company performance. The CAP calculation is heavily influenced by the year over year change in values of unvested equity awards, and equity awards constitute the majority of our NEO’s compensation. As such, TSR performance has an outsized effect on CAP figures when compared to SCT totals.

TSR
EBITDA
Cash Flow from Operations

Total Shareholder Return Amount		$ 214.23	181.33	208.17
Peer Group Total Shareholder Return Amount		174.52	167.90	170.59
Net Income (Loss) Attributable to Parent		$ 96,574,000	$ 67,319,000	$ 40,099,000
Company Selected Measure Amount		174,067,000	133,323,000	91,329,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow from Operations
PEO [Member] | Less: Change in Actuarial Value of Pension Plan Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 13,961	$ 6,486	$ (4,664)
PEO [Member] | Less: GDFV of Equity Awards Reported in SCT Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,251,035)	(15,314,974)	(1,775,967)
PEO [Member] | Plus: Year End Fair Value of Equity Awards Granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,982,181	12,266,848	3,980,706
PEO [Member] | Change in Fair Value of Equity Awards that Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(65,768)	(22,956)	6,190
PEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 4,470,303	$ (1,498,186)	$ 5,545,221
PEO [Member] | Joseph Armes
Pay vs Performance Disclosure [Table]
PEO Name		Joseph Armes	Joseph Armes	Joseph Armes
Non-PEO NEO [Member] | Less: Change in Actuarial Value of Pension Plan Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less: GDFV of Equity Awards Reported in SCT Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(661,237)	(726,354)	(420,831)
Non-PEO NEO [Member] | Plus: Year End Fair Value of Equity Awards Granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		866,910	593,743	963,571
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards that Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,276)	(5,535)	(2,527)
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 475,088	$ (422,887)	$ 568,584
Non-PEO NEO [Member] | James Perry
Pay vs Performance Disclosure [Table]
PEO Name		James Perry	James Perry	James Perry
Non-PEO NEO [Member] | Donal Sullivan
Pay vs Performance Disclosure [Table]
PEO Name		Donal Sullivan	Donal Sullivan	Donal Sullivan
Non-PEO NEO [Member] | Luke Alverson
Pay vs Performance Disclosure [Table]
PEO Name		Luke Alverson	Luke Alverson	Luke Alverson
Non-PEO NEO [Member] | Danielle Garde
Pay vs Performance Disclosure [Table]
PEO Name		Danielle Garde
Non-PEO NEO [Member] | Craig Foster
Pay vs Performance Disclosure [Table]
PEO Name				Craig Foster
Non-PEO NEO [Member] | Gregg Branning
Pay vs Performance Disclosure [Table]
PEO Name				Gregg Branning

[1]	The individuals comprising the PEO and Non-PEO NEOs for each year presented are listed below: